Senior Unsecured Notes and Secured Debt (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Secured debt principal activity
Secured debt issued	$ 157,418	$ 119,030	$ 154,306
Secured debt extinguished	406,210	83,998	217,711
Secured Debt [Member]
Secured debt principal activity
Secured debt principal balance	2,311,586	2,108,384	1,133,715	623,045
Secured debt issued	157,418	116,903	157,156
Secured debt assumed	444,744	940,854	564,656
Secured debt extinguished	(360,403)	(55,317)	(194,493)
Secured debt foreign currency	187	0	0
Secured debt principal payments	$ (38,744)	$ (27,771)	$ (16,649)
Secured debt principal balance average rate	0.05140	0.05285	0.05972	0.05842
Secured debt principal issued average rate	0.04212	0.05697	0.05454
Secured debt principal assumed average rate	0.05681	0.04444	0.06089
Secured debt principal extinguished average rate	0.04672	0.05949	0.06073
Secured debt principal foreign currency average rate	0.05637	0.000	0.000
Secured debt principal payment average rate	0.05456	0.05845	0.05792